                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-04015
                                    ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                October 31, 2003
                                ----------------
                             Date of Fiscal Year End

                                 April 30, 2003
                                 --------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[CURRENCY]

SEMIANNUAL REPORT APRIL 30, 2003

EATON VANCE
HIGH
INCOME
FUND

[MONUMENTS]

[CITY SKYLINE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The high-yield market has improved significantly in the past six months, helped by more stable corporate earnings, improved technical conditions and widespread bond-buybacks. Credit spreads narrowed by more than 375 basis points (3.75%) at April 30 from their October peak. Access to capital markets has improved, as banks and companies have worked to resolve liquidity problems. Trailing 12-month default rates - nearly 10% a year ago
     - fell to around 7% at April 30, 2003.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended April 30, 2003, the Fund's Class B shares had a total return of 19.31%. This return resulted from an increase in net asset value (NAV) to $4.72 per share on April 30, 2003 from $4.15 on October 31, 2002 and the reinvestment of $0.209 in dividends.(1)

- The Fund's Class C shares had a total return of 19.22% during the period, the result of an increase in NAV to $6.23 per share on April 30, 2003 from $5.48 per share on October 31, 2002 and the reinvestment of $0.276 in dividends.(1)

- Based on the Fund's most recent distributions and NAVs on April 30, 2003 of $4.72 per share for Class B and $6.23 for Class C, the Class B and Class C distribution rate was 8.86% for each Class.(2) The SEC 30-day yield for Class B and C shares at April 30, 2003 was 8.45%.(3)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

RECENT PORTFOLIO DEVELOPMENTS

- As part of a strategic shift in January, the Portfolio began to reduce its holdings in BB-rated bonds - which had increased temporarily amid the recession and post-September 11 concerns to around one-third of the Portfolio - in favor of B-rated bonds, its traditional investment universe. By April 30, 2003, the Portfolio's investment mix was approximately 80% in B-rated and lower bonds, with the BB-rated portion declining to around 20%.

- In light of their strong performances in 2002 and fuller valuations, the Portfolio reduced its exposure to the energy and gaming sectors during the period. Management redirected the proceeds of these sales into cyclical areas we believe are likely to benefit from a stronger economy - including utilities, chemicals and paper.

- Utility bonds were among the Portfolio's strongest performers. Many power generators have restructured their bank debt, opting for secured term loans and easing the fears of bankruptcy that plagued the sector in 2002. That shift has enhanced these companies' access to the capital markets and prompted a rally in the sector.

- Amid tighter bank credit conditions, some former investment-grade credits turned to the high-yield markets for financing. The Portfolio found several investment possibilities among leading household consumer names, especially companies within the food and leisure areas.

- The Portfolio benefited from debt-reduction programs among some of its largest holdings. Many companies took advantage of last year's downturn in bond prices by repurchasing their own bonds at significantly lower prices. With revenue growth limited by a slow economy, cutting costs and capital expenditures has become an effective method to improve balance sheets and increase shareholder value.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF APRIL 30, 2003

PERFORMANCE(4)                                   CLASS B        CLASS C
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                           8.66%          8.67%
Five Years                                        -0.26          -0.25
Ten Years                                          5.35            N.A.
Life of Fund+                                      6.75           4.80

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                           3.74           7.69%
Five Years                                        -0.50          -0.25
Ten Years                                          5.35           N.A.
Life of Fund+                                      6.75           4.80

+ Inception dates: Class B: 8/19/86; Class C: 6/8/94

TEN LARGEST HOLDINGS(5) BY TOTAL NET ASSETS

AES Corp.                              2.2%
CSC Holdings, Inc.                     2.1
Amkor Technologies, Inc.               1.6
Nextel Communications, Inc.            1.6
Allied Waste                           1.3
Lyondell Chemical Co.                  1.3
Comstock Resources, Inc.               1.3
Qwest Services Corp.                   1.2
American Tower Corp.                   1.2
Port Arthur Finance Corp.              1.2

(1)  Return does not reflect applicable contingent deferred sales charge (CDSC).
     (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC returns reflect applicable CDSC based on following schedule: 5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class 1-year SEC return reflects 1% CDSC. (5) Ten largest holdings represent 15.0% of the Portfolio's investments, determined by dividing the total market value of the holdings by the Portfolio's total net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
--------------------------------------------------------
Investment in High Income Portfolio, at
   value
   (identified cost, $865,674,404)        $  862,430,312
Receivable for Fund shares sold                2,356,469
--------------------------------------------------------
TOTAL ASSETS                              $  864,786,781
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Dividends payable                         $    2,709,574
Payable for Fund shares redeemed               1,335,466
Payable to affiliate for distribution
   and service fees                              162,659
Payable to affiliate for Trustees' fees              164
Accrued expenses                                 226,424
--------------------------------------------------------
TOTAL LIABILITIES                         $    4,434,287
--------------------------------------------------------
NET ASSETS                                $  860,352,494
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,313,103,942
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (446,154,569)
Accumulated distributions in excess of
   net investment income                      (3,352,787)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                           (3,244,092)
--------------------------------------------------------
TOTAL                                     $  860,352,494
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $  617,328,088
SHARES OUTSTANDING                           130,882,354
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         4.72
--------------------------------------------------------

Class C Shares
--------------------------------------------------------
NET ASSETS                                $  243,024,406
SHARES OUTSTANDING                            39,028,021
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         6.23
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 42,448,895
Dividends allocated from Portfolio             769,331
Miscellaneous income allocated from
   Portfolio                                   628,047
Expenses allocated from Portfolio           (2,651,588)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 41,194,685
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,717
Distribution and service fees
   Class B                                   2,812,657
   Class C                                   1,072,571
Transfer and dividend disbursing agent
   fees                                        448,158
Printing and postage                            60,131
Custodian fee                                   17,017
Registration fees                               14,151
Legal and accounting services                   13,749
Miscellaneous                                   19,206
------------------------------------------------------
TOTAL EXPENSES                            $  4,459,357
------------------------------------------------------

NET INVESTMENT INCOME                     $ 36,735,328
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (3,553,005)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (561,006)
------------------------------------------------------
NET REALIZED LOSS                         $ (4,114,011)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 90,908,966
   Foreign currency and forward foreign
      currency exchange contracts              (76,025)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 90,832,941
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 86,718,930
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $123,454,258
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     36,735,328  $     78,289,221
   Net realized loss                            (4,114,011)     (154,522,319)
   Net change in unrealized
      appreciation (depreciation)               90,832,941        31,930,088
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    123,454,258  $    (44,303,010)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class B                             $    (26,940,818) $    (57,516,234)
      Class C                                  (10,262,362)      (20,648,106)
   Tax return of capital
      Class B                                           --        (5,430,924)
      Class C                                           --        (1,684,183)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (37,203,180) $    (85,279,447)
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class B                             $     55,945,588  $    133,663,908
      Class C                                   40,023,210       117,544,022
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class B                                    8,200,713        18,743,810
      Class C                                    4,701,720         9,698,960
   Cost of shares redeemed
      Class B                                  (39,547,664)     (175,856,757)
      Class C                                  (20,585,365)     (100,298,477)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     48,738,202  $      3,495,466
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    134,989,280  $   (126,086,991)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    725,363,214  $    851,450,205
----------------------------------------------------------------------------
AT END OF PERIOD                          $    860,352,494  $    725,363,214
----------------------------------------------------------------------------

Accumulated distributions in
excess of net investment income
included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $     (3,352,787) $     (2,884,935)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS B
                                  ------------------------------------------------------------------
                                  SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ----------------------------------------------
                                  (UNAUDITED)           2002(1)        2001           2000(2)(3)
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  4.150         $  4.860      $  6.180          $  7.270
----------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------
Net investment income                 $  0.207         $  0.431      $  0.601          $  0.418
Net realized and unrealized
   gain (loss)                           0.572           (0.672)       (1.206)           (1.090)
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.779         $ (0.241)     $ (0.605)         $ (0.672)
----------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------
From net investment income            $ (0.209)        $ (0.429)     $ (0.670)         $ (0.418)
From tax return of capital                  --           (0.040)       (0.045)               --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.209)        $ (0.469)     $ (0.715)         $ (0.418)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  4.720         $  4.150      $  4.860          $  6.180
----------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                          19.31%           (5.46)%      (10.39)%           (9.70)%
----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $617,328         $530,326      $648,544          $721,339
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.83%(6)         1.79%         1.83%             1.78%(6)
   Net investment income                  9.45%(6)         9.30%        10.91%            10.37%(6)
Portfolio Turnover of the
   Portfolio                                50%              88%           83%               41%
----------------------------------------------------------------------------------------------------

                                               CLASS B
                                -------------------------------------
                                        YEAR ENDED MARCH 31,
                                -------------------------------------
                                  2000(2)        1999         1998
------------------------------
Net asset value -- Beginning
   of period                     $  7.510      $  8.030     $  7.220
------------------------------
Income (loss) from operations
------------------------------
Net investment income            $  0.702      $  0.685     $  0.658
Net realized and unrealized
   gain (loss)                     (0.242)       (0.543)       0.774
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $  0.460      $  0.142     $  1.432
------------------------------
Less distributions
------------------------------
From net investment income       $ (0.700)     $ (0.662)    $ (0.622)
From tax return of capital             --            --           --
------------------------------
TOTAL DISTRIBUTIONS              $ (0.700)     $ (0.662)    $ (0.622)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                        $  7.270      $  7.510     $  8.030
------------------------------
TOTAL RETURN(4)                      6.36%         2.08%       20.59%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)               $758,686      $689,140     $693,818
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                       1.74%         1.75%        1.73%
   Net investment income             9.49%         9.13%        8.58%
Portfolio Turnover of the
   Portfolio                          113%          150%         137%
------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3)  For the seven-month period ended October 31, 2000.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS C
                                  ---------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,                 YEAR ENDED MARCH 31,
                                  APRIL 30, 2003      ----------------------------------------------    -----------------------
                                  (UNAUDITED)           2002(1)        2001           2000(2)(3)          2000(2)        1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  5.480         $  6.410      $  8.130          $  9.560           $ 9.880      $10.560
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.274         $  0.567      $  0.796          $  0.551           $ 0.915      $ 0.901
Net realized and unrealized
   gain (loss)                           0.752           (0.878)       (1.590)           (1.435)           (0.321)      (0.715)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  1.026         $ (0.311)     $ (0.794)         $ (0.884)          $ 0.594      $ 0.186
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.276)        $ (0.572)     $ (0.864)         $ (0.546)          $(0.914)     $(0.866)
From tax return of capital                  --           (0.047)       (0.062)               --                --           --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.276)        $ (0.619)     $ (0.926)         $ (0.546)          $(0.914)     $(0.866)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  6.230         $  5.480      $  6.410          $  8.130           $ 9.560      $ 9.880
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                          19.22%           (5.37)%      (10.31)%           (9.70)%            6.26%        2.08%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $243,024         $195,037      $202,906          $191,027           $36,851      $61,660
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.83%(6)         1.79%         1.82%             1.82%(6)          1.78%        1.79%
   Net investment income                  9.44%(6)         9.28%        10.85%            10.40%(6)          9.42%        9.18%
Portfolio Turnover of the
   Portfolio                                50%              88%           83%               41%              113%         150%
-------------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3)  For the seven-month period ended October 31, 2000.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers two classes of shares. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (81.8% at April 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $438,488,962, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($143,280,458), October 31, 2009 ($235,765,703), March 31, 2008
   ($30,521,427), March 31, 2007 ($3,342,613), March 31, 2005 ($7,020,394),
   March 31, 2004 ($5,868,015), and March 31, 2003 ($12,690,352) respectively.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                           12,687,834        28,496,851
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,865,643         4,036,471
    Redemptions                                    (11,514,383)      (38,252,450)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          3,039,094        (5,719,128)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                            6,892,678        18,705,008
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       805,821         1,591,855
    Redemptions                                     (4,284,667)      (16,335,479)
    ----------------------------------------------------------------------------
    NET INCREASE                                     3,413,832         3,961,384
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (the Class B
   Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,109,493 and $804,428 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2003 representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $29,166,000 and $29,761,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2003 amounted to $703,164 and $268,143 for Class B and Class C, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $693,000 and $45,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended April 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2003, aggregated $99,136,606 and $104,439,349, respectively.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR FLOATING-RATE INTERESTS -- 2.4%(1)(2)

                                                PRINCIPAL
SECURITY                                        AMOUNT           VALUE
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.4%
-------------------------------------------------------------------------------
Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                                  2,500,000     $    2,015,625
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                     850,000            688,044
Olympus Cable Holdings, LLC, Term
Loan A, Maturing 6/30/10                           1,000,000            843,929
-------------------------------------------------------------------------------
                                                                 $    3,547,598
-------------------------------------------------------------------------------
Chemicals -- 0.1%
-------------------------------------------------------------------------------
Huntsman Co., LLC, Term A,
Maturing 3/31/07                                   1,013,712     $      959,648
Huntsman Co., LLC, Term B,
Maturing 3/31/07                                     486,288            460,352
-------------------------------------------------------------------------------
                                                                 $    1,420,000
-------------------------------------------------------------------------------
Printing and Business Products -- 0.2%
-------------------------------------------------------------------------------
Merrill Corp., Term Loan A,
Maturing 11/15/06                                  1,852,860     $    1,681,470
Merrill Corp., Term Loan B,
Maturing 11/15/07                                    536,010            486,430
-------------------------------------------------------------------------------
                                                                 $    2,167,900
-------------------------------------------------------------------------------
Utility -- 0.5%
-------------------------------------------------------------------------------
El Paso Corp., Term Loan B,
Maturing 3/12/05                                   5,200,000     $    5,174,000
-------------------------------------------------------------------------------
                                                                 $    5,174,000
-------------------------------------------------------------------------------
Wireless Communication Services -- 1.2%
-------------------------------------------------------------------------------
Alamosa Holdings LLC, Term Loan,
Maturing 2/14/08                                   2,650,000     $    2,345,250
IPCS Wireless Revolving Loan,
Maturing 6/30/08(3)(4)                             6,857,143          4,436,572
IPCS Wireless, Term Loan B,
Maturing 6/30/08(3)(4)                             3,685,714          2,384,657
Spectrasite Communications Inc., Term
Loan B, Maturing 6/30/06                           3,782,434          3,593,313
-------------------------------------------------------------------------------
                                                                 $   12,759,792
-------------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $26,263,757)                                 $   25,069,290
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 94.6%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Aerospace and Defense -- 2.0%
-------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                  $   10,410     $   10,878,450
K&F Industries, Sr. Sub. Notes,
9.625%, 12/15/10                                       1,450          1,573,250
Transdigm, Inc., 10.375%, 12/1/08                      8,180          8,752,600
-------------------------------------------------------------------------------
                                                                 $   21,204,300
-------------------------------------------------------------------------------
Airlines -- 1.7%
-------------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06                 $    6,963     $    2,818,158
American Airlines, 7.858%, 10/1/11                       260            241,924
Continental Airlines, 7.033%, 6/15/11                  4,917          2,580,495
Continental Airlines, 7.08%, 11/1/04                     567            346,736
Continental Airlines, 7.434%, 9/15/04                  2,740          1,533,467
Delta Air Lines, 6.65%, 3/15/04                        2,705          2,502,125
Delta Air Lines, 8.30%, 12/15/29                       1,005            608,025
Northwest Airlines, Inc.,
8.375%, 3/15/04                                        1,500          1,237,500
Northwest Airlines, Inc.,
8.875%, 6/1/06                                         5,910          3,575,550
Northwest Airlines, Inc., 8.52%, 4/7/04                1,590          1,311,750
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                        2,790          1,660,050
-------------------------------------------------------------------------------
                                                                 $   18,415,780
-------------------------------------------------------------------------------
Apparel -- 1.9%
-------------------------------------------------------------------------------
GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                    $      970     $      809,950
Phillips Van-Heusen, Sr. Notes,
8.125%, 5/1/13(5)                                      2,475          2,475,000
Russell Corp., 9.25%, 5/1/10                           1,977          2,154,930
Tropical Sportswear International,
11.00%, 6/15/08                                        4,225          4,330,625
William Carter, Series B,
10.875%, 8/15/11                                       8,890          9,934,575
-------------------------------------------------------------------------------
                                                                 $   19,705,080
-------------------------------------------------------------------------------
Appliances -- 0.1%
-------------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                                   $      985     $    1,029,325
-------------------------------------------------------------------------------
                                                                 $    1,029,325
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Auto and Parts -- 2.0%
-------------------------------------------------------------------------------
Collins and Aikman Products,
10.75%, 12/31/11                                  $    3,530     $    3,635,900
CSK Auto, Inc., 12.00%, 6/15/06                        6,330          6,970,912
Dana Corp., 10.125%, 3/15/10                           4,075          4,584,375
Dura Operating Corp., 8.625%, 4/15/12                    840            875,700
Rexnord Corp., Sr. Sub. Notes,
10.125%, 12/15/12(5)                                   1,665          1,798,200
TRW Automotive, Inc., Sr. Notes,
9.375%, 2/15/13(5)                                     2,445          2,683,387
-------------------------------------------------------------------------------
                                                                 $   20,548,474
-------------------------------------------------------------------------------
Broadcasting and Cable -- 7.7%
-------------------------------------------------------------------------------
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/49(4)                       $    6,175     $    2,994,875
Avalon Cable Holdings, LLC, Sr. Disc.
Notes, 11.875%, (0% until 2003) 12/1/08                1,615          1,550,400
Charter Communication Holdings, Sr.
Disc. Notes, 12.126%, (0% until
2006) 1/15/12                                            520            210,600
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until
2006) 1/15/11                                          6,710          3,053,050
Charter Communication Holdings, Sr.
Disc. Notes, 9.92%, (0% until
2004), 4/1/11                                          1,190            690,200
Charter Communication Holdings, Sr.
Notes, 8.25%, 4/1/07                                   1,040            696,800
Charter Communication Holdings, Sr.
Notes, 10.00%, 4/1/09                                  4,765          3,168,725
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                 1,965          1,316,550
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                                   3,770          4,071,600
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                       4,835          5,113,012
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                        1,130          1,189,325
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                        1,945          2,202,712
DirecTV Holdings/Finance, Sr. Notes,
8.375%, 3/15/13(5)                                     3,245          3,650,625
Echostar DBS Corp., Sr. Notes,
9.125%, 1/15/09                                        2,110          2,384,300
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                   470            463,537
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                5,975          5,975,000
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------------
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                   $   10,040     $    7,956,700
Mediacom Broadband LLC, 11.00%, 7/15/13                  910          1,039,675
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                         9,382         10,132,560
Muzak Holdings LLC, 9.875%, 3/15/09                    2,625          2,454,375
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                       5,853          3,672,757
Nexstar Finance Holding LLC, Inc., Sr.
Disc. Notes, 0.00%, 4/1/13(5)                          4,345          2,813,387
Nextmedia Operating, Inc.,
10.75%, 7/1/11                                         1,650          1,835,625
Paxson Communications Corp., 12.25% (0%
unitl 2006), 12.25%, (0% until 2006)
1/15/09                                                4,345          3,671,525
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                         375            346,875
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                           245            226,625
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                         3,155          3,060,350
Pegasus Satellite, 12.375%, 8/1/06                     4,995          4,845,150
Young Broadcasting, Inc.,
10.00%, 3/1/11                                           820            889,700
-------------------------------------------------------------------------------
                                                                 $   81,676,615
-------------------------------------------------------------------------------
Building Materials -- 0.7%
-------------------------------------------------------------------------------
Associated Materials, Inc.,
9.75%, 4/15/12                                    $    2,040     $    2,233,800
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                      3,895          4,381,875
Ryland Group, Sr. Notes, 9.75%, 9/1/10                   310            353,787
-------------------------------------------------------------------------------
                                                                 $    6,969,462
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.4%
-------------------------------------------------------------------------------
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10          $    5,425     $    5,804,750
Moore North American Finance, Sr. Notes,
7.875%, 1/15/11(5)                                     1,995          2,134,650
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                        4,806          5,094,360
R.H. Donnelley Finance Corp., Sr. Sub.
Notes, 10.875%, 12/15/12(5)                            4,780          5,556,750
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09                                   1,360          1,468,800
Universal City Development, Sr. Notes,
11.75%, 4/1/10(5)                                      4,400          4,763,000
-------------------------------------------------------------------------------
                                                                 $   24,822,310
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Chemicals -- 5.3%
-------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                  $    4,257     $    3,895,155
Equistar Chemical, Sr. Notes,
10.625%, 5/1/11(5)                                     2,650          2,815,625
Hercules, Inc., 11.125%, 11/15/07                      5,300          6,015,500
HMP Equity Holdings Corp.,
0.00%, 5/15/08(5)                                      8,010          3,799,543
Huntsman Co., LLC, Sr. Notes,
9.875%, 3/1/09(5)                                      1,960          2,136,400
Lyondell Chemical Co., 9.50%, 12/15/08                 3,120          3,198,000
Lyondell Chemical Co.,
9.50%, 12/15/08(5)                                     6,075          6,226,875
Lyondell Chemical Co., 11.125%, 7/15/12                4,045          4,388,825
MacDermid, Inc., 9.125%, 7/15/11                       2,215          2,469,725
Methanex Corp., Sr. Notes,
8.75%, 8/15/12                                         2,815          3,117,612
Noveon, Inc., 11.00%, 2/28/11                            680            771,800
OM Group, Inc., 9.25%, 12/15/11                        3,660          3,147,600
Resolution Performance, Sr. Sub. Notes,
9.50%, 4/15/10(5)                                      3,225          3,466,875
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                       5,720          6,163,300
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                 3,010          1,730,750
United Industries Corp., Sr. Sub. Notes,
9.875%, 4/1/09(5)                                      1,980          2,108,700
-------------------------------------------------------------------------------
                                                                 $   55,452,285
-------------------------------------------------------------------------------
Consumer Products -- 1.6%
-------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                  $    1,935     $    1,903,556
Fedders North America, 9.375%, 8/15/07                 6,085          5,111,400
Fedders North America, Series B,
9.375%, 8/15/07                                          795            667,800
Hockey Co., 11.25%, 4/15/09                            6,095          6,689,262
Weight Watcher International, Inc.,
13.00%, 10/1/09                                        1,870          2,159,850
-------------------------------------------------------------------------------
                                                                 $   16,531,868
-------------------------------------------------------------------------------
Containers and Packaging -- 3.6%
-------------------------------------------------------------------------------
BWAY Corp., Sr. Sub. Notes,
10.00%, 10/15/10(5)                               $    2,075     $    2,168,375
Crown Holdings SA, 9.50%, 3/1/11(5)                    1,625          1,738,750
Crown Holdings SA, 10.875%, 3/1/13(5)                  3,935          4,259,637
Graham Packaging Co., 8.75%, 1/15/08                     830            838,300
MDP Acquisitions PLC, Sr. Notes,
9.625%, 10/1/12(5)                                     6,325          6,894,250
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Containers and Packaging (continued)
-------------------------------------------------------------------------------
Owens-Brockway Glass Containers, Sr.
Notes, 8.25%, 5/15/13(5)                          $    4,575     $    4,735,756
Riverwood International Corp.,
10.875%, 4/1/08                                        6,185          6,416,937
Smurfit-Stone Container, 8.25%, 10/1/12                4,200          4,588,500
Stone Container Corp., Sr. Notes,
8.375%, 7/1/12                                         5,310          5,801,175
-------------------------------------------------------------------------------
                                                                 $   37,441,680
-------------------------------------------------------------------------------
Drugs -- 0.5%
-------------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                                  $    3,620     $    4,253,500
Alpharma, Inc., Sr. Notes,
8.625%, 5/1/11(5)                                      1,180          1,227,200
-------------------------------------------------------------------------------
                                                                 $    5,480,700
-------------------------------------------------------------------------------
Electronic Components -- 0.6%
-------------------------------------------------------------------------------
Sanmina-Sci Corp., 10.375%, 1/15/10(5)            $    4,115     $    4,711,675
Solectron Corp., 0.00%, 11/20/20                       3,545          1,936,456
-------------------------------------------------------------------------------
                                                                 $    6,648,131
-------------------------------------------------------------------------------
Electronic Equipment -- 0.1%
-------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                             $      430     $      483,750
Hexcel Corp., 9.875%, 10/1/08(5)                         800            860,000
-------------------------------------------------------------------------------
                                                                 $    1,343,750
-------------------------------------------------------------------------------
Electronics - Instruments -- 0.1%
-------------------------------------------------------------------------------
Wesco Distribution, Inc., 9.125%, 6/1/08          $    1,605     $    1,452,525
-------------------------------------------------------------------------------
                                                                 $    1,452,525
-------------------------------------------------------------------------------
Energy Services -- 1.9%
-------------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                            $    2,173     $    2,357,705
Mirant Corp., Sr. Notes,
7.40%, 7/15/04(5)                                      3,485          3,049,375
Port Arthur Finance Corp.,
12.50%, 1/15/09                                       11,022         12,620,259
Sierra Pacific Resources,
8.75%, 5/15/05                                         2,315          2,257,125
-------------------------------------------------------------------------------
                                                                 $   20,284,464
-------------------------------------------------------------------------------
Entertainment -- 3.9%
-------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                                   $    3,815     $    4,148,812

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Entertainment (continued)
-------------------------------------------------------------------------------
Carmike Cinemas, 10.375%, 2/1/09                  $    6,108     $    6,237,795
Hollywood Entertainment,
9.625%, 3/15/11                                        6,195          6,721,575
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                         1,610          1,678,425
Royal Caribbean Cruises, 7.25%, 3/15/18                1,570          1,365,900
Royal Caribbean Cruises, Sr. Notes,
7.25%, 8/15/06                                           785            781,075
Royal Caribbean Cruises, Sr. Notes,
8.75%, 2/2/11                                          8,840          9,016,800
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                         3,278          3,294,390
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                            455            466,375
Six Flags, Inc., Sr. Notes,
9.75%, 4/15/13(5)                                      6,555          6,866,362
-------------------------------------------------------------------------------
                                                                 $   40,577,509
-------------------------------------------------------------------------------
Foods -- 5.1%
-------------------------------------------------------------------------------
American Seafood Group LLC,
10.125%, 4/15/10                                  $    5,665     $    6,118,200
B&G Foods, Inc., 9.625%, 8/1/07                        1,040          1,077,700
Burns Philip Capital Ltd.,
9.75%, 7/15/12(5)                                      3,765          3,783,825
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                          1,950          2,113,158
Del Monte Corp., Sr. Sub. Notes,
8.625%, 12/15/12(5)                                    5,170          5,590,062
Doane Pet Care Co., Sr. Notes,
10.75%, 3/1/10(5)                                      6,055          6,584,812
Dole Foods Co., Sr. Notes,
8.875%, 3/15/11(5)                                     7,965          8,701,763
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                         3,505          3,645,200
Michael Foods, 11.75%, 4/1/11                          6,125          7,013,125
New World Pasta Company, 9.25%, 2/15/09                6,317          1,452,910
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                         7,167          7,919,535
-------------------------------------------------------------------------------
                                                                 $   54,000,290
-------------------------------------------------------------------------------
Gaming -- 1.5%
-------------------------------------------------------------------------------
Argosy Gaming Co., 10.75%, 6/1/09                 $    1,895     $    2,103,450
Chukchansi EDA, Sr. Notes,
14.50%, 6/15/09(5)                                     5,865          6,136,256
Penn National Gaming, Inc.,
11.125%, 3/1/08                                        6,970          7,719,275
-------------------------------------------------------------------------------
                                                                 $   15,958,981
-------------------------------------------------------------------------------
Health Services -- 2.8%
-------------------------------------------------------------------------------
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(5)(6)                            $    3,870     $    3,502,350
Pacificare Health System,
10.75%, 6/1/09                                         4,810          5,351,125
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Health Services (continued)
-------------------------------------------------------------------------------
Rotech Healthcare, Inc., Sr. Sub. Notes,
9.50%, 4/1/12                                     $    3,250     $    3,315,000
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                         6,945          7,465,875
Vanguard Health Systems, 9.75%, 8/1/11                 9,740          9,886,100
-------------------------------------------------------------------------------
                                                                 $   29,520,450
-------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.4%
-------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                   $    3,590     $    4,011,825
-------------------------------------------------------------------------------
                                                                 $    4,011,825
-------------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, 3/1/08(4)                                $   11,215     $      392,525
-------------------------------------------------------------------------------
                                                                 $      392,525
-------------------------------------------------------------------------------
Lodging -- 0.8%
-------------------------------------------------------------------------------
Extended Stay America, Inc., Sr. Sub
Notes, 9.875%, 6/15/11                            $      830     $      867,350
HMH Properties, Inc., 7.875%, 8/1/05                   4,630          4,699,450
HMH Properties, Inc., 7.875%, 8/1/08                     830            842,450
Host Marriott L.P., 9.25%, 10/1/07                     1,550          1,631,375
Host Marriott L.P., 9.50%, 1/15/07                       420            443,625
-------------------------------------------------------------------------------
                                                                 $    8,484,250
-------------------------------------------------------------------------------
Lodging and Gaming -- 5.1%
-------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09          $    1,885     $    2,120,625
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                         3,445          2,721,550
John Q Hamons Hotels/Finance, Series B,
8.875%, 5/15/12                                        1,320          1,372,800
Majestic Star LLC, 10.875%, 7/1/06                     5,865          6,114,263
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                          2,565          2,853,563
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                           855            949,050
MGM Grand, Inc., 9.75%, 6/1/07                         3,400          3,825,000
MGM Mirage, Inc., 8.50%, 9/15/10                       1,635          1,839,375
MTR Gaming Group, 9.75%, 4/1/10(5)                     2,555          2,669,975
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                                   110            116,875

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Lodging and Gaming (continued)
-------------------------------------------------------------------------------
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                            $       70     $       75,775
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                                 7,095          7,556,175
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                        9,140         10,076,850
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(5)                                     11,128         11,906,960
-------------------------------------------------------------------------------
                                                                 $   54,198,836
-------------------------------------------------------------------------------
Machinery -- 2.3%
-------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                                   $    4,960     $    5,580,000
Flowserve Corp., 12.25%, 8/15/10                       4,065          4,613,775
Manitowoc Co., Inc. (The),
10.50%, 8/1/12                                           905            990,975
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR          2,540          2,886,151
Terex Corp., 9.25%, 7/15/11                            2,620          2,816,500
Terex Corp., 10.375%, 4/1/11                           6,800          7,582,000
-------------------------------------------------------------------------------
                                                                 $   24,469,401
-------------------------------------------------------------------------------
Manufacturing -- 2.2%
-------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11                    $    3,965     $    4,103,775
Fastentech, Inc, Sr. Notes,
11.50%, 5/1/11(5)                                      2,295          2,375,325
Foamex L.P., 9.875%, 6/15/07                             860            193,500
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                         2,905          2,048,025
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, 6/15/09(5)                             11,485         10,393,925
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(5)                                     1,635          1,606,388
Tyco International Group SA,
3.125%, 1/15/23(5)                                     1,225          1,247,969
Tyco International Group SA,
5.80%, 8/1/06                                            395            391,050
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(4)                                       3,811          1,143,300
-------------------------------------------------------------------------------
                                                                 $   23,503,257
-------------------------------------------------------------------------------
Medical Products -- 0.8%
-------------------------------------------------------------------------------
Advanced Medical Optics, Sr. Sub. Notes,
9.25%, 7/15/10                                    $    2,545     $    2,710,425
Hanger Orthopedic Group,
10.375%, 2/15/09                                       1,040          1,138,800
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Medical Products (continued)
-------------------------------------------------------------------------------
Medquest, Inc., 11.875%, 8/15/12                  $    5,375     $    4,998,750
-------------------------------------------------------------------------------
                                                                 $    8,847,975
-------------------------------------------------------------------------------
Metals - Industrial -- 0.6%
-------------------------------------------------------------------------------
AK Steel Corp., 7.75%, 6/15/12                    $    3,285     $    2,886,694
AK Steel Corp., 7.875%, 2/15/09                        1,225          1,093,313
United States Steel LLC, Sr. Notes,
10.75%, 8/1/08                                         2,240          2,441,600
-------------------------------------------------------------------------------
                                                                 $    6,421,607
-------------------------------------------------------------------------------
Networking Products -- 0.3%
-------------------------------------------------------------------------------
Lucent Technologies, 5.50%, 11/15/08              $    4,160     $    3,546,400
-------------------------------------------------------------------------------
                                                                 $    3,546,400
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 5.0%
-------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                                   $    4,215     $    4,573,275
ANR Pipeline Co., Sr. Notes,
8.875%, 3/15/10(5)                                     1,600          1,776,000
CMS Panhandle Hldg Co., Sr. Notes,
6.50%, 7/15/09                                         2,040          2,096,100
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                                490            507,763
Dynegy Holdings, Inc., Sr. Notes,
6.875%, 4/1/11                                         6,130          5,241,150
Dynegy Holdings, Inc., Sr. Notes,
7.45%, 7/15/06                                           835            791,163
Dynegy Holdings, Inc., Sr. Notes,
8.125%, 3/15/05                                        3,935          3,826,788
El Paso Energy Partners, Sr. Sub. Notes,
8.50%, 6/1/10(5)                                       2,975          3,220,438
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08(4)                            3,570            910,350
Northwest Pipeline Corp., Sr. Notes,
8.125%, 3/1/10(5)                                        825            903,375
Premco Refining Group, Sr. Notes,
9.50%, 2/1/13(5)                                       5,035          5,639,200
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                        4,602          1,633,710
SESI, LLC, 8.875%, 5/15/11                            11,063         11,782,095
Southern Natural Gas, 8.00%, 3/1/32                    3,525          3,621,938
Southern Natural Gas, Sr. Notes,
8.875%, 3/15/10(5)                                     1,200          1,332,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
-------------------------------------------------------------------------------
Williams Cos., Inc. (The),
7.875%, 1/15/06                                   $    5,060     $    4,908,200
-------------------------------------------------------------------------------
                                                                 $   52,763,545
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.1%
-------------------------------------------------------------------------------
Abraxas Petroleum Corp., (PIK),
11.50%, 5/1/07(5)                                 $    6,367     $    2,769,645
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                           900            958,500
Comstock Resources, Inc.,
11.25%, 5/1/07                                        12,230         13,208,400
Continental Resources, 10.25%, 8/1/08                  5,940          5,910,300
El Paso Energy Partners, 8.50%, 6/1/11                 2,905          3,144,663
El Paso Energy Partners, Sr. Sub. Notes,
10.625%, 12/1/12(5)                                    3,115          3,597,825
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                           635            655,638
Plains E&P Co., 8.75%, 7/1/12                          2,650          2,848,750
-------------------------------------------------------------------------------
                                                                 $   33,093,721
-------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
-------------------------------------------------------------------------------
Clark R&M, Inc., Sr. Sub. Notes,
8.875%, 11/15/07                                  $      210     $      212,625
Western Gas Resources, 10.00%, 6/15/09                   935          1,023,825
-------------------------------------------------------------------------------
                                                                 $    1,236,450
-------------------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.2%
-------------------------------------------------------------------------------
Plains All American Pipeline, Series B,
7.75%, 10/15/12                                   $    2,095     $    2,294,025
-------------------------------------------------------------------------------
                                                                 $    2,294,025
-------------------------------------------------------------------------------
Paper and Forest Products -- 1.4%
-------------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                            $    1,070     $      989,750
Buckeye Technologies, Inc., Sr. Sub.
Notes, 9.25%, 9/15/08                                    830            817,550
Georgia-Pacific Corp., Debs,
9.50%, 12/1/11                                         5,725          6,082,813
Georgia-Pacific Corp., Sr. Notes,
9.375%, 2/1/13(5)                                      3,040          3,359,200
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                        2,495          2,694,600
Tembec Industries, Inc.,
8.625%, 6/30/09(5)                                     1,200          1,254,000
-------------------------------------------------------------------------------
                                                                 $   15,197,913
-------------------------------------------------------------------------------
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Printing and Business Products -- 1.0%
-------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                            $    1,875     $    1,715,808
Merrill Corp., Series A, (PIK),
12.00%, 5/1/09(3)(6)                                     867            698,208
Merrill Corp., Series B, (PIK),
12.00%, 5/1/09(3)(6)                                   4,183          2,865,614
Xerox Capital Trust, 8.00%, 2/1/27                     5,520          4,802,400
-------------------------------------------------------------------------------
                                                                 $   10,082,030
-------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.3%
-------------------------------------------------------------------------------
Hollinger Participation, Sr. Notes,
(PIK), 12.125%, 11/15/10(5)                       $   12,541     $   13,340,470
-------------------------------------------------------------------------------
                                                                 $   13,340,470
-------------------------------------------------------------------------------
Publishing -- 1.6%
-------------------------------------------------------------------------------
American Media, Inc., Series B,
10.25%, 5/1/09                                    $      209     $      227,810
American Media, Inc., Sr. Sub. Notes,
8.875%, 1/15/11(5)                                     2,435          2,648,063
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                       5,310          6,079,950
Liberty Group Operating, 9.375%, 2/1/08                2,655          2,648,363
Vertis, Inc., Sr. Notes,
10.875%, 6/15/09(5)                                    4,590          4,842,450
-------------------------------------------------------------------------------
                                                                 $   16,446,636
-------------------------------------------------------------------------------
Retail - Apparel -- 0.6%
-------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 8/1/10                $    5,720     $    6,292,000
-------------------------------------------------------------------------------
                                                                 $    6,292,000
-------------------------------------------------------------------------------
Retail - General -- 0.4%
-------------------------------------------------------------------------------
Remington Arms Company,
10.50%, 2/1/11(5)                                 $    2,435     $    2,641,975
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                       1,719          1,813,545
-------------------------------------------------------------------------------
                                                                 $    4,455,520
-------------------------------------------------------------------------------
Semiconductors -- 3.3%
-------------------------------------------------------------------------------
AMI Semiconductor, Inc., Sr. Sub Notes,
10.75%, 2/1/13(5)                                 $    4,435     $    4,834,150
Amkor Technologies, Inc.,
5.00%, 3/15/07                                           400            334,000
Amkor Technologies, Inc., 5.75%, 6/1/06                  400            355,500

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Semiconductors (continued)
-------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                     $   11,385     $   11,954,250
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                         3,085          3,308,663
Amkor Technologies, Inc., Sr. Sub.
Notes, 10.50%, 5/1/09                                  1,645          1,735,475
Chippac International Ltd.,
12.75%, 8/1/09                                         4,975          5,596,875
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                         2,888          3,263,440
ON Semiconductor Corp., Variable
Rate, 5/15/08                                          3,320          3,170,600
SCG Holding & Semiconductor Corp.,
12.00%, 8/1/09                                           890            654,150
-------------------------------------------------------------------------------
                                                                 $   35,207,103
-------------------------------------------------------------------------------
Services -- 0.8%
-------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                        $    2,250     $    1,358,438
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                             7,045          6,974,550
-------------------------------------------------------------------------------
                                                                 $    8,332,988
-------------------------------------------------------------------------------
Telecommunication Equipment -- 0.6%
-------------------------------------------------------------------------------
Nortel Networks Ltd., 4.25%, 9/1/08               $    4,590     $    3,849,863
Nortel Networks Ltd., 6.125%, 2/15/06                  2,235          2,176,331
-------------------------------------------------------------------------------
                                                                 $    6,026,194
-------------------------------------------------------------------------------
Transportation -- 1.1%
-------------------------------------------------------------------------------
Pacer International, Inc.,
11.75%, 6/1/07                                    $    7,809     $    8,238,495
Petroleum Helicopters, Series B,
9.375%, 5/1/09                                         2,180          2,398,000
QDI LLC, (PIK), Variable Rate, 6/15/08                   951            383,966
QDI LLC, Jr. Sub. Notes, (PIK), Variable
Rate, 6/15/09(5)                                         228             35,053
-------------------------------------------------------------------------------
                                                                 $   11,055,514
-------------------------------------------------------------------------------
Utilities -- 2.3%
-------------------------------------------------------------------------------
El Paso Corp., Sr. Notes, 7.00%, 5/15/11          $   10,010     $    8,758,750
Gemstone Investors Ltd.,
7.71%, 10/31/04(5)                                     4,020          3,889,350
National Waterworks, Inc., Sr. Sub.
Notes, 10.50%, 12/1/12(5)                              2,925          3,202,875
Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                         6,490          7,074,100
                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Utilities (continued)
-------------------------------------------------------------------------------
Tiers-Mier, 7.20%, 6/15/04(5)                     $    1,935     $    1,712,475
-------------------------------------------------------------------------------
                                                                 $   24,637,550
-------------------------------------------------------------------------------
Utility - Electric Power Generation -- 3.3%
-------------------------------------------------------------------------------
AES Corp., 8.875%, 11/1/27                        $    1,040     $      785,200
AES Corp., 10.00%, 7/15/05(5)                          4,853          5,119,915
AES Corp., Sr. Notes, 8.75%, 6/15/08                   9,105          8,831,850
AES Corp., Sr. Notes, 8.875%, 2/15/11                    695            667,200
AES Corp., Sr. Notes, 9.375%, 9/15/10                  1,875          1,846,875
AES Corp., Sr. Sub. Notes,
8.50%, 11/1/07                                         4,825          4,439,000
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                                        2,045          2,034,775
Calpine Corp., 8.50%, 5/1/08                           4,940          3,667,950
Calpine Corp., Sr. Notes,
8.25%, 8/15/05                                         3,750          3,168,750
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                         5,775          4,244,625
-------------------------------------------------------------------------------
                                                                 $   34,806,140
-------------------------------------------------------------------------------
Waste Management -- 1.8%
-------------------------------------------------------------------------------
Allied Waste, 9.25%, 9/1/12(5)                    $    3,505     $    3,855,500
Allied Waste, 10.00%, 8/1/09                           5,275          5,664,031
Allied Waste, Series B, 8.875%, 4/1/08                 4,120          4,470,200
Stericycle, Inc., 12.375%, 11/15/09                    3,883          4,504,280
-------------------------------------------------------------------------------
                                                                 $   18,494,011
-------------------------------------------------------------------------------
Wireless Communication Services -- 6.3%
-------------------------------------------------------------------------------
American Tower Corp. (Escrow Unit),
0.00%, 8/1/08(5)                                  $    5,070     $    3,194,100
American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                         9,345          9,298,275
Crown Castle International Corp., Sr.
Notes, 9.50%, 8/1/11                                   3,675          3,619,875
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                  1,195          1,236,825
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10                                 4,835          5,378,938
IWO Holdings, Inc., 14.00%, 1/15/11                    7,490          1,310,750
Nextel Communications, Inc.,
6.00%, 6/1/11                                          5,230          5,354,213
Nextel Communications, Inc., Sr. Disc.
Notes, 9.95%, 2/15/08                                    970          1,023,350
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, 9/15/07                                 5,710          6,009,775
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                         285            309,225

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Wireless Communication Services (continued)
-------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes,
12.00%, 11/1/08                                   $    4,180     $    4,514,400
Nextel Partners, Inc., 12.50%, 11/15/09                4,310          4,719,450
Nextel Partners, Inc., Sr. Disc. Notes,
14.00%, (0% until 2004), 2/1/09                        2,965          3,024,300
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                        3,635          3,834,925
NII Holdings Ltd., 13.00%, (0% until
2004), 11/1/09                                         1,141            858,905
Ono Finance PLC, 13.00%, 5/1/09                        2,850          1,667,250
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                        3,672          2,148,120
PTC International Finance II SA,
11.25%, 12/1/09                                        1,670          1,870,400
PTC International Finance II SA,
11.25%, 12/1/09                           EUR          3,010          3,768,594
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                           535            468,125
TSI Telecommunication, Series B,
12.75%, 2/1/09                                         1,605          1,580,925
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10(5)                                2,077            695,795
-------------------------------------------------------------------------------
                                                                 $   65,886,515
-------------------------------------------------------------------------------
Wireline Communication Services -- 2.4%
-------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                                  $    1,560     $    1,396,200
Qwest Capital Funding, 5.875%, 8/3/04                  3,930          3,713,850
Qwest Corp., 8.875%, 3/15/12(5)                        6,555          7,210,500
Qwest Services Corp.,
13.50%, 12/15/10(5)                                   11,820         13,179,300
-------------------------------------------------------------------------------
                                                                 $   25,499,850
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $979,524,212)                                $  998,088,230
-------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.7%

SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------------
Pioneer Companies, Inc., Common(3)(4)                 67,381     $      252,679
-------------------------------------------------------------------------------
                                                                 $      252,679
-------------------------------------------------------------------------------
SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)(7)               25,351     $      152,107
-------------------------------------------------------------------------------
                                                                 $      152,107
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
-------------------------------------------------------------------------------
Williams Cos., Inc. (The)                            280,000     $    1,946,000
-------------------------------------------------------------------------------
                                                                 $    1,946,000
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.0%
-------------------------------------------------------------------------------
Abraxas Petroleum Corp., Common(4)(7)                327,367     $      225,883
-------------------------------------------------------------------------------
                                                                 $      225,883
-------------------------------------------------------------------------------
Printing and Business Products -- 0.0%
-------------------------------------------------------------------------------
Merrill Corp., Warrants, Class
A(3)(4)(7)                                             9,547     $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Restaurants -- 0.0%
-------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06(3)(4)(7)                                    687     $            7
-------------------------------------------------------------------------------
                                                                 $            7
-------------------------------------------------------------------------------
Semiconductors -- 0.0%
-------------------------------------------------------------------------------
Asat Finance, Warrants Exp.
11/1/06(3)(4)                                          5,660     $        5,604
-------------------------------------------------------------------------------
                                                                 $        5,604
-------------------------------------------------------------------------------
Services -- 0.0%
-------------------------------------------------------------------------------
HF Holdings, Inc., Warrants, Exp.
9/27/09(3)(4)                                         13,600     $            0
-------------------------------------------------------------------------------
                                                                 $            0
-------------------------------------------------------------------------------
Transportation -- 0.0%
-------------------------------------------------------------------------------
Quality Distribution, Inc., Warrants,
Exp. 1/15/07(3)(4)                                     3,266     $            0
VS Holdings, Inc., Common(3)(4)(7)                    88,916            133,374
-------------------------------------------------------------------------------
                                                                 $      133,374
-------------------------------------------------------------------------------
Wireless Communication Services -- 0.4%
-------------------------------------------------------------------------------
American Tower Corp., Warrants Exp.
8/1/08 Strike .01                                      5,070     $      382,785
NII Holdings, Inc., Common, Class B(4)               123,452          3,450,483
-------------------------------------------------------------------------------
                                                                 $    3,833,268
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
-------------------------------------------------------------------------------
Flag Telecom Group Ltd., Common(3)(4)                 16,252     $      511,938
-------------------------------------------------------------------------------
                                                                 $      511,938
-------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $24,379,693)                                 $    7,060,860
-------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.2%

SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.2%
-------------------------------------------------------------------------------
Titan Capital Trust                                   54,940     $    2,705,795
-------------------------------------------------------------------------------
                                                                 $    2,705,795
-------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,295,851)                                  $    2,705,795
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.7%

SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------
Broadcasting and Cable -- 1.4%
-------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                136,138     $   14,260,455
-------------------------------------------------------------------------------
                                                                 $   14,260,455
-------------------------------------------------------------------------------
Containers and Packaging -- 0.0%
-------------------------------------------------------------------------------
Owens-Illinois, Inc.                                  10,540     $      272,722
-------------------------------------------------------------------------------
                                                                 $      272,722
-------------------------------------------------------------------------------
SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------

Wireless Communication Services -- 0.3%
-------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                  2,155     $    1,880,237
Nextel Communications Corp., 13%,
Series D, (PIK)                                          177            185,408
Rural Cellular Corp., 12.25% (PIK)                     6,333          1,029,144
-------------------------------------------------------------------------------
                                                                 $    3,094,789
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $20,108,085)                                 $   17,627,966
-------------------------------------------------------------------------------
Total Investments -- 99.6%
   (identified cost $1,052,571,598)                              $1,050,552,141
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.4%                           $    4,266,031
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $1,054,818,172
-------------------------------------------------------------------------------

 EUR - Euro Dollar
 (1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.
 (2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Non-income producing security.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (6)  The Portfolio is accruing only partial interest on this security.
 (7)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,052,571,598)      $1,050,552,141
Cash                                             164,019
Receivable for investments sold               28,880,148
Interest and dividends receivable             26,652,127
Prepaid expenses                                   1,608
--------------------------------------------------------
TOTAL ASSETS                              $1,106,250,043
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   33,226,726
Demand note payable                           17,900,000
Payable for open forward foreign
   currency contracts                            186,700
Payable to affiliate for Trustees' fees            1,164
Accrued expenses                                 117,281
--------------------------------------------------------
TOTAL LIABILITIES                         $   51,431,871
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,054,818,172
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,056,986,292
Net unrealized depreciation (computed on
   the basis of identified cost)              (2,168,120)
--------------------------------------------------------
TOTAL                                     $1,054,818,172
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Interest                                  $ 51,980,965
Dividends                                      942,122
Miscellaneous                                  769,448
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 53,692,535
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,978,494
Trustees' fees and expenses                     11,760
Custodian fee                                  158,770
Legal and accounting services                   37,229
Miscellaneous                                   60,733
------------------------------------------------------
TOTAL EXPENSES                            $  3,246,986
------------------------------------------------------

NET INVESTMENT INCOME                     $ 50,445,549
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (4,389,810)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                            (687,038)
------------------------------------------------------
NET REALIZED LOSS                         $ (5,076,848)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $129,956,449
   Foreign currency and forward foreign
      currency exchange contracts              (92,755)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $129,863,694
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $124,786,846
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $175,232,395
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
-------------------------------------------------------------------------------
From operations --
   Net investment income                  $     50,445,549  $       119,457,638
   Net realized loss                            (5,076,848)        (205,022,014)
   Net change in unrealized
      appreciation (depreciation)              129,863,694           39,826,356
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    175,232,395  $       (45,738,020)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    106,730,971  $       311,202,692
   Withdrawals                                (116,798,266)        (562,562,133)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (10,067,295) $      (251,359,441)
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    165,165,100  $      (297,097,461)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $    889,653,072  $     1,186,750,533
-------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,054,818,172  $       889,653,072
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ---------------------------------------
                                  (UNAUDITED)          2002(1)        2001          2000(2)
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                                0.68%(3)       0.64%          0.67%          0.67%(3)
   Net investment income                  10.54%(3)      10.38%         11.96%         11.46%(3)
Portfolio Turnover                           50%            88%            83%            41%
---------------------------------------------------------------------------------------------
TOTAL RETURN(4)                           19.98%         (4.36)%           --             --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,054,818       $889,653     $1,186,751     $1,163,806
---------------------------------------------------------------------------------------------

                                         YEAR ENDED MARCH 31,
                                ---------------------------------------
                                   2000           1999          1998
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of ave
   assets):
   Expenses                           0.64%          0.65%        0.63%
   Net investment income             10.54%         10.23%        9.63%
Portfolio Turnover                     113%           150%         137%
------------------------------
TOTAL RETURN(4)                         --             --           --
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)              $1,184,998     $1,039,223     $960,501
------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 (2)  For the seven-month period ended October 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 81.8%, 6.1% and 5.4% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research
   (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2003, the fee was equivalent to 0.62 % (annualized) of the Portfolio's average daily net assets and amounted to $2,978,494. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $538,046,715 and $470,823,163, respectively, for the six months ended April 30, 2003.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2003, the Portfolio had a balance outstanding pursuant to this line of credit of $17,900,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
                 Euro Dollar
      5/22/03    6,146,255                                        6,655,380         (186,700)
    ----------------------------------------------------------------------------------------
                                                            $     6,655,380   $     (186,700)
    ----------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,055,023,854
    --------------------------------------------------------
    Gross unrealized appreciation             $   84,520,588
    Gross unrealized depreciation                (88,992,301)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (4,471,713)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At April 30, 2003, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    Abraxas Petroleum
     Corp., Common                                1/28/03      327,367  $  884,238  $  225,883
    Merrill Corp., Warrants, Class A              3/10/03        9,547           0           0
    New World Coffee, Warrants, Exp. 6/15/06      6/15/01          687           0           7
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests               7/08/99       25,351           0     152,107
    VS Holdings, Inc., Common                     4/03/02       88,916   1,111,000     133,374
    ------------------------------------------------------------------------------------------
                                                                        $1,995,238  $  511,371
    ------------------------------------------------------------------------------------------

INVESTMENT MANAGEMENT

EATON VANCE HIGH INCOME FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

Norton H. Reamer

Lynn A. Stout

William H. Park

HIGH INCOME PORTFOLIO

Officers

Michael W. Weilheimer
President and Co-Portfolio Manager

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

Norton H. Reamer

Lynn A. Stout

William H. Park

INVESTMENT ADVISER OF HIGH INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE HIGH INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122


EATON VANCE HIGH INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

446-6/03                                                                   HISRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Funds Trust


By:  /s/ Thomas E. Faust Jr.
     -----------------------------
     Thomas E. Faust Jr.
     President


Date:  June 18, 2003
     -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
     -----------------------------
      James L. O'Connor
      Treasurer


Date: June 18, 2003
     -----------------------------


By:   /s/ Thomas E. Faust Jr.
     -----------------------------
      Thomas E. Faust Jr.
      President


Date: June 18, 2003
     -----------------------------